BASIC AND DILUTED NET (LOSS) INCOME PER COMMON SHARE	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER COMMON SHARE
NOTE 5 – BASIC AND DILUTED NET (LOSS) INCOME PER COMMON SHARE
Basic and diluted net (loss) income per common share is computed as net (loss) income by the weighted average number of common shares outstanding for the period. Diluted net income per common share reflects the potential dilution that could occur from common stock issuable through the exercise of stock options and warrants and note conversions.
	For the three months ended July 31,
	2017	2016
Numerator:
Net (loss) income, basic and diluted	$(440,078)	$557,181
Denominator:
Weighted average shares outstanding – basic	3,352,159	2,701,404
Stock options	—	160,524
Series H and H-1 convertible preferred stock	—	1,075,700
Weighted average shares outstanding – diluted	3,352,159	3,937,628
Basic (loss) income per common share	$(0.13)	$0.21
Diluted (loss) income per common share	$(0.13)	$0.14
The following securities were excluded from the weighted average dilutive common shares outstanding because their inclusion would have been antidilutive.
	As of July 31,
	2017	2016
Common stock equivalents:
Common stock options	3,253,000	865,000
Series H, H-1, H-2 and H-3 preferred stock	1,462,000	—
Common stock purchase warrants	2,893,000	1,295,000
Totals	7,608,000	2,160,000

NOTE 4 — BASIC AND DILUTED NET LOSS PER COMMON SHARE

Basic and diluted net loss per common share from continuing operations is computed as net loss from continuing operations less noncontrolling interest and dividends on preferred stock, divided by the weighted average number of common shares outstanding for the period. Diluted net loss per common share reflects the potential dilution that could occur from common stock issuable through exercise of stock options, warrants and Note conversions.

The table below presents the computations of loss per share from continuing operations applicable to common stockholders, after consideration of noncontrolling interest and dividends declared on preferred stock, as follows:

	For the years ended
	April 30,
	2017	2016
Numerator:

Loss from continuing operations attributable to WPCS common shareholders	$(2,256,194)	$(9,118,522)
Income from discontinued operations, basic and diluted	—	848,476
Net loss attributable to WPCS common shareholders, basic and diluted	$(2,256,194)	$(8,270,046)
Denominator:
Basic and diluted weighted average shares outstanding	2,967,984	2,290,050
Basic and diluted loss from continuing operations per common share	$(0.76)	$(3.98)
Basic and diluted income from discontinued operations per common share	—	0.37
Basic and diluted loss per common share	$(0.76)	$(3.61)

The following were excluded from the computation of diluted shares outstanding due to the losses for the years ended April 30, 2017 and 2016, as they would have had an anti-dilutive impact on the Company’s net loss.

	As of April 30,
	2017	2016
Common stock equivalents:
Common stock options	3,328,000	3,290,000
Series H, H-1, H-2 and H-3 preferred stock	1,462,000	1,076,000
Common stock purchase warrants	2,893,000	1,295,000
Totals	7,683,000	5,661,000